BOND PAYABLE (Details Textual)	1 Months Ended	12 Months Ended
	May. 21, 2014 USD ($) $ / shares shares	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)
Debt Instrument [Line Items]
Debt Issuance Cost	$ 5,277,058
Payments for Derivative Instrument, Financing Activities		$ 0	$ 22,885,000	$ 0
Interest Expense, Total		7,499,323	$ 5,811,288	$ 0
Bond [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure		$ 452,794,100
Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Number Of Initial Purchasers		3
Option Indexed to Issuer's Equity, Indexed Shares | shares	8,749,913
Payments for Derivative Instrument, Financing Activities	$ 22,885,000
American Depository Shares [Member] | Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Initial Cap Price | $ / shares	$ 35.39
Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 230,000,000
Debt Instrument, Interest Rate, Stated Percentage		2.50%
Proceeds from Issuance of Long-term Debt, Total	$ 224,722,942
Debt Instrument Repurchase Price As Percentage To The Principal Amount	100.00%
Notes [Member] | American Depository Shares [Member]
Debt Instrument [Line Items]
Debt Instrument Principal Amount Denomination For Conversion Into Stock	$ 1,000
Debt Instrument, Convertible, Conversion Ratio	38.0431
Initial Conversion Price | $ / shares	$ 26.29